Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017
Income taxes
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 810,641	$ 672,298	$ 453,066
Deferred ISR		2,432	74,484	59,044
Income tax expense	$ 41,199	$ 813,073	$ 746,782	$ 512,110